Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Fair value through profit & loss [Member]
Financial Assets
Investments
Trade receivable	1,831,724
Other receivables		50,939,090
Other financial assets	2,529,576	330
Total assets	4,361,300	50,939,420
Financial Liabilities
Trade payables	6,802,780	941,162
Other financial liabilities	1,715,060	1,510,240
Total liabilities	8,517,840	$ 2,451,402
Fair value through other comprehensive income [Member]
Financial Assets
Total assets
Financial Liabilities
Total liabilities
Amortized cost [Member]
Financial Assets
Total assets
Financial Liabilities
Borrowings	3,899,316
Total liabilities	$ 3,899,316